Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.0%)
Communication Services (5.1%)
*	Liberty Media Corp.-Liberty Formula One Class C	419,914	40,186
*	Roblox Corp. Class A	500,999	35,606
*	Take-Two Interactive Software Inc.	176,726	32,785
*	Pinterest Inc. Class A	875,041	28,841
*	Trade Desk Inc. Class A	217,336	25,793
	Match Group Inc.	125,192	4,469
			167,680
Consumer Discretionary (9.3%)
*	DraftKings Inc. Class A	1,409,634	59,134
*	Burlington Stores Inc.	107,694	30,578
*	O'Reilly Automotive Inc.	22,622	29,282
	Lithia Motors Inc.	58,018	21,821
*	Bright Horizons Family Solutions Inc.	175,816	21,555
*	Mattel Inc.	1,153,303	21,498
*	Modine Manufacturing Co.	158,648	16,095
	Ross Stores Inc.	106,730	16,069
*	Caesars Entertainment Inc.	390,657	14,083
*	Skechers USA Inc. Class A	182,666	13,762
	Domino's Pizza Inc.	29,145	13,090
	BorgWarner Inc. (XNYS)	409,927	13,077
*	Chipotle Mexican Grill Inc.	182,407	10,643
*	On Holding AG Class A	151,244	9,056
*,1	Mobileye Global Inc. Class A	501,605	8,289
	Tractor Supply Co.	116,508	6,333
			304,365
Consumer Staples (2.9%)
	Casey's General Stores Inc.	88,491	37,323
*	Freshpet Inc.	186,364	29,809
*	e.l.f. Beauty Inc.	165,124	16,497
	Lamb Weston Holdings Inc.	174,738	10,474
			94,103
Energy (3.2%)
	Targa Resources Corp.	251,768	49,548
	Cheniere Energy Inc.	157,944	35,324
	Permian Resources Corp.	1,368,575	20,050
			104,922
Financials (12.5%)
*	Block Inc. (XNYS)	875,501	79,513
	Ares Management Corp. Class A	319,226	63,277
	Tradeweb Markets Inc. Class A	387,878	49,222
	Nasdaq Inc.	559,387	46,060
	KKR & Co. Inc.	254,523	42,523
	Apollo Global Management Inc.	174,366	29,813
	Carlyle Group Inc.	515,187	28,933
*	Coinbase Global Inc. Class A	90,089	26,245
	Aon plc Class A (XNYS)	60,465	22,422
	MSCI Inc.	31,536	18,820
			406,828
Health Care (13.1%)
*	Veeva Systems Inc. Class A	331,582	77,345
*	Natera Inc.	396,191	70,094
*	Align Technology Inc.	209,625	45,931
*	DexCom Inc.	332,296	28,853
*	Inspire Medical Systems Inc.	109,814	21,249
	Alcon AG	229,973	20,948
	ResMed Inc.	86,060	20,326
*	Mettler-Toledo International Inc.	14,896	20,325
	STERIS plc	88,895	19,615

Vanguard® Mid-Cap Growth Fund
		Shares	Market Value ($000)
*	Exact Sciences Corp.	319,283	17,896
	Agilent Technologies Inc.	116,596	17,666
*	IDEXX Laboratories Inc.	33,453	14,119
	GE HealthCare Technologies Inc.	149,824	13,229
*	Alnylam Pharmaceuticals Inc.	43,843	11,895
*	Hologic Inc.	141,054	10,176
*	United Therapeutics Corp.	26,010	9,134
*	Avantor Inc.	330,521	7,364
			426,165
Industrials (16.5%)
*	Clean Harbors Inc.	201,847	47,030
*	XPO Inc.	346,585	46,328
	BWX Technologies Inc.	384,425	43,413
*	Axon Enterprise Inc.	64,931	42,347
	IDEX Corp.	166,179	37,276
	FTAI Aviation Ltd.	361,251	36,316
*	Standardaero Inc.	1,066,485	28,624
*	Beacon Roofing Supply Inc.	235,989	27,927
	GE Vernova Inc.	70,330	26,225
	TransUnion	251,855	24,997
	Quanta Services Inc.	75,900	23,348
	Knight-Swift Transportation Holdings Inc.	358,711	20,479
	Vertiv Holdings Co. Class A	162,514	19,017
*	Builders FirstSource Inc.	104,722	17,518
	Cintas Corp.	76,735	15,391
	Waste Connections Inc. (XTSE)	77,813	14,300
	Rollins Inc.	285,019	14,108
	Equifax Inc.	45,743	12,569
	L3Harris Technologies Inc.	52,838	11,202
*	Trex Co. Inc.	119,732	8,720
	Stanley Black & Decker Inc.	93,433	8,229
	KBR Inc.	120,389	6,551
	JB Hunt Transport Services Inc.	33,374	5,714
			537,629
Information Technology (31.4%)
*	Palantir Technologies Inc. Class A	1,136,922	93,785
*	HubSpot Inc.	105,586	82,307
*	AppLovin Corp. Class A	220,991	81,676
	Monolithic Power Systems Inc.	96,054	61,222
	Marvell Technology Inc.	536,665	60,568
*	Gartner Inc.	101,826	55,274
*	Datadog Inc. Class A	367,229	52,407
	CDW Corp.	255,175	50,816
*	Twilio Inc. Class A	323,481	47,416
*	Flex Ltd.	997,001	41,525
*	Bill Holdings Inc.	354,883	34,342
*	Fortinet Inc.	309,548	31,227
*	Fair Isaac Corp.	16,410	30,745
*	Guidewire Software Inc.	142,977	30,207
*	EPAM Systems Inc.	112,410	28,548
*	Arista Networks Inc.	229,241	26,415
*	Silicon Laboratories Inc.	192,691	26,127
*	Coherent Corp.	267,872	24,240
	Cognizant Technology Solutions Corp. Class A	288,852	23,862
*	Zscaler Inc.	111,463	22,581
*	Lattice Semiconductor Corp.	347,171	19,796
*	MongoDB Inc.	69,143	18,898
	Amphenol Corp. Class A	234,117	16,571
	KLA Corp.	21,235	15,677
*	Crowdstrike Holdings Inc. Class A	35,689	14,207
	Dolby Laboratories Inc. Class A	140,540	11,767
*	Allegro MicroSystems Inc.	400,922	9,658
	Entegris Inc.	71,535	7,264
	Cognex Corp.	97,305	3,882
			1,023,010
Materials (1.4%)
	Eagle Materials Inc.	107,621	27,631

Vanguard® Mid-Cap Growth Fund
		Shares	Market Value ($000)
*	ATI Inc.	313,330	17,888
			45,519
Real Estate (1.6%)
	SBA Communications Corp.	142,174	28,088
	First Industrial Realty Trust Inc.	254,862	13,607
*	CoStar Group Inc.	133,222	10,205
			51,900
Total Common Stocks (Cost $2,233,315)			3,162,121
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.371% (Cost $110,598)	1,106,142	110,603
Total Investments (100.4%) (Cost $2,343,913)			3,272,724
Other Assets and Liabilities—Net (-0.4%)			(12,555)
Net Assets (100%)			3,260,169
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,179,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,328,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	248	75,234	409
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.